UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-3896

FPA Perennial Fund, Inc.
(Exact name of registrant as specified in charter)

11601 Wilshire Blvd., Suite 1200, Los Angeles, California		90025
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, President, FPA Perennial Fund, Inc., 11601 Wilshire Blvd., Suite 1200, Los Angeles, California 90025
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

ITEM 1. Schedule of Investments.

FPA Perennial Fund, Inc.

Portfolio of Investments

March 31, 2015 (unaudited)

FPA PERENNIAL FUND, INC.

PORTFOLIO OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
AUTOMOTIVE RETAILERS — 23.9%
CarMax, Inc.*	415,200	$28,652,952
Copart, Inc.*	381,500	14,332,955
O’Reilly Automotive, Inc.*	173,400	37,496,016
		$80,481,923
FLOW CONTROL EQUIPMENT — 12.1%
Franklin Electric Co., Inc.	241,800	9,222,252
Graco, Inc.	162,200	11,704,352
IDEX Corp.	151,650	11,499,619
Nordson Corp.	74,500	5,836,330
Rotork plc (Britain)	67,000	2,462,830
		$40,725,383
JEWELRY & WATCH STORES — 9.1%
Signet Jewelers Ltd. (Bermuda)	221,000	$30,672,590

TRUCKING — 9.0%
Heartland Express, Inc.	566,300	13,455,288
Knight Transportation, Inc.	521,600	16,821,600
		$30,276,888
COMMERCIAL VEHICLES — 7.7%
WABCO Holdings, Inc.*	211,800	$26,025,984

OTHER WHOLESALERS — 4.9%
ScanSource, Inc.*	408,801	$16,617,761

HOME & OFFICE FURNISHINGS — 4.4%
HNI Corp.	268,700	$14,824,179

OIL & GAS SERVICES & EQUIPMENT — 3.4%
FMC Technologies, Inc.*	221,700	8,205,117
Noble Corp. plc (Britain)	236,100	3,371,508
		$11,576,625
SEMICONDUCTOR DEVICES — 3.3%
Microchip Technology, Inc.	223,900	$10,948,710

LIFE SCIENCE EQUIPMENT — 2.9%
Bio-Rad Laboratories, Inc. (Class A)*	72,500	$9,800,550

POLLUTION CONTROL EQUIPMENT — 2.6%
CLARCOR, Inc.	130,500	$8,620,830

HOME PRODUCTS STORES — 2.5%
Bed Bath & Beyond, Inc.*	111,400	$8,552,735

ENGINEERING SERVICES — 1.5%
Spirax-Sarco Engineering plc (Britain)	99,185	$5,017,168

MEDICAL EQUIPMENT — 1.1%
Varian Medical Systems, Inc.*	40,300	$3,791,827

MEASUREMENT INSTRUMENTS — 1.1%
Halma plc (Britain)	351,900	$3,646,229

OFFICE ELECTRONICS — 1.0%
Domino Printing Sciences plc (Britain)	250,696	$3,477,101

OTHER HARDWARE — 1.0%
FEI Co.	44,700	$3,412,398

INDUSTRIAL DISTRIBUTION & RENTAL — 1.0%
Aggreko plc (Britain)	142,961	$3,238,284

HOUSEHOLD PRODUCTS — 1.0%
L’Occitane International SA (Luxembourg)	1,135,800	$3,237,755

OTHER COMMON STOCKS — 0.8%
		$2,510,477
MEDICAL DEVICES — 0.7%
Sonova Holding AG (Switzerland)	17,700	$2,464,303

COMMUNICATIONS EQUIPMENT — 0.5%
EVS Broadcast Equipment SA (Belgium)	47,558	$1,770,099

LOGISTICS SERVICES — 0.2%
Kuehne + Nagel International AG (Switzerland)	3,300	$490,687

TOTAL COMMON STOCKS — 95.7% (Cost $113,431,667)		$322,180,486

TOTAL INVESTMENT SECURITIES — 95.7% (Cost $113,431,667)		$322,180,486

SHORT-TERM INVESTMENTS — 4.3%
State Street Bank Repurchase Agreement — 0.00% 4/1/2015 (Dated 03/31/2015, repurchase price of $14,534,000, collateralized by $11,755,000 principal amount U.S. Treasury Bond - 3.75% 2043, fair value $14,825,994)	14,534,000	$14,534,000

TOTAL SHORT-TERM INVESTMENTS (Cost $14,534,000)		$14,534,000

TOTAL INVESTMENTS — 100.0% (Cost 127,965,667)		$336,714,486
Other Assets And Liabilities, net — 0.0%		66,823
NET ASSETS — 100.0%		$336,781,309

*Non-income producing security.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on that day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. Short-term corporate notes with maturities generally of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of March 31, 2015:

FPA PERENNIAL FUND, INC.

Portfolio of investments

31-Mar-15

(Unaudited)

	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Automotive Retailers	80,481,923	—	—	$80,481,923
Flow Control Equipment	40,725,383	—	—	$40,725,383
Jewelry & Watch Stores	30,672,590	—	—	$30,672,590
Trucking	30,276,888	—	—	$30,276,888
Commercial Vehicles	26,025,984	—	—	$26,025,984
Other Wholesalers	16,617,761	—	—	$16,617,761
Home & Office Furnishings	14,824,179	—	—	$14,824,179
Oil & Gas Services & Equipment	11,576,625	—	—	$11,576,625
Semiconductor Devices	10,948,710	—	—	$10,948,710
Life Science Equipment	9,800,550	—	—	$9,800,550
Pollution Control Equipment	8,620,830	—	—	$8,620,830
Home Products Stores	8,552,735	—	—	$8,552,735
Engineering Services	5,017,168	—	—	$5,017,168
Medical Equipment	3,791,827	—	—	$3,791,827
Measurement Instruments	3,646,229	—	—	$3,646,229
Office Electronics	3,477,101	—	—	$3,477,101
Other Hardware	3,412,398	—	—	$3,412,398
Industrial Distribution & Rental	3,238,284	—	—	$3,238,284
Household Products	3,237,755	—	—	$3,237,755
Other Common Stocks	2,510,477	—	—	$2,510,477
Medical Devices	2,464,303	—	—	$2,464,303
Communications Equipment	1,770,099			$1,770,099
Logistics Services	490,687	—	—	$490,687
Short-Term Investments	—	$14,534,000		$14,534,000
	$322,180,486.00	$14,534,000		$336,714,486

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period. There were no transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities was $115,706,950 for Federal income tax purposes. Net unrealized appreciation for Federal income tax consists of:

Gross unrealized appreciation:	$207,887,105
Gross unrealized depreciation:	$(1,413,569)
Net unrealized appreciation:	$206,473,536

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA PERENNIAL FUND, INC.

By:	/s/ J. Richard Atwood
J. Richard Atwood, President
(Principal Executive Officer)

Date:                  May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FPA PERENNIAL FUND, INC.

By:	/s/ J. Richard Atwood
J. Richard Atwood, President
(Principal Executive Officer)

Date:                  May 29, 2015

By:	/s/ E. Lake Setzler III
E. Lake Setzler III, Treasurer
(Principal Financial Officer)

Date:                  May 29, 2015